CONDENSED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible preferred stock, par value		$ 10.00
Shares Outstanding		10,248,923
Q S I Operations Inc
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, aggregate liquidation preference	$ 216	$ 216	$ 180
Convertible preferred stock, shares authorized	92,078,549	92,078,549	84,386,780
Convertible preferred stock, shares issued	90,789,268	90,789,268	84,201,570
Shares Outstanding	90,789,268	90,789,268	84,201,570
Q S I Operations Inc | Common Stock
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	95,000,000	90,000,000	80,000,000
Common stock, shares issued	7,472,757	6,743,933	6,599,878
Common stock, shares outstanding	7,472,757	6,743,933	6,599,878
Q S I Operations Inc | Special-voting common stock
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	25,000,000	25,000,000	25,000,000
Common stock, shares issued	0	0	0
Common stock, shares outstanding	0	0	0